UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

DWS Emerging Markets Fixed Income Fund

		Principal Amount ($) (a)	Value ($)

Bonds 87.7%
Argentina 10.2%
Banco Hipotecario SA, Series REG S, 9.75%, 4/27/2016		2,300,000	2,403,500
Republic of Argentina:
Zero Coupon, 7/22/2003 *	EUR	750,000	305,863
GDP Linked Note, 12/15/2035 (b)		16,906,201	2,312,768
Series P, GDP Linked Note, 12/15/2035	ARS	31,908,222	1,216,774

GDP Linked Note, 12/15/2035	EUR	5,000,000	860,211
5.83%, 12/31/2033 (PIK)	ARS	9,305,264	4,160,915
Series MAY, 7.0%, 3/18/2004 *	EUR	130,000	54,880
8.0%, 10/30/2009 *	EUR	511,292	207,247
8.28%, 12/31/2033 (PIK) (b)		4,659,523	5,351,462
Series BGLO, 8.375%, 12/20/2003 *		3,000,000	1,005,000
Series REG S, 9.0%, 5/24/2005 *	EUR	520,000	219,317
9.0%, 5/26/2009 *	EUR	2,800,000	1,180,574
Series E, 9.25%, 7/20/2004 *	EUR	3,000,000	1,250,042
9.75%, 11/26/2003 *	EUR	850,000	343,322
10.0%, 12/7/2004*	EUR	2,000,000	805,731
Series BGL4, 11.0%, 10/9/2006 *		500,000	148,750
Series 2018, 12.25%, 6/19/2018 *		2,292,300	773,651

(Cost $18,859,532)			22,600,007
Brazil 23.3%
Banco ABN AMRO Real SA, Series REG S, 16.2%, 2/22/2010	BRL	9,000,000	4,616,417
Banco Bradesco SA, Series REG S, 14.8%, 1/4/2010	BRL	7,700,000	3,857,159
Federative Republic of Brazil:
8.0%, 1/15/2018		5,700,000	6,301,350
8.25%, 1/20/2034 (b)		13,600,000	16,197,600
8.75%, 2/4/2025		2,750,000	3,375,625
10.5%, 7/14/2014		2,000,000	2,520,000
11.0%, 1/11/2012		5,430,000	6,632,745
11.0%, 8/17/2040 (b)		4,680,000	6,163,560
ISA Capital do Brasil SA, 144A, 8.8%, 1/30/2017		2,000,000	2,055,000

(Cost $47,836,236)			51,719,456
Cayman Islands 0.8%
Parkson Retail Group Ltd., 7.875%, 11/14/2011 (Cost $1,700,000)		1,700,000	1,742,500
Colombia 2.9%
Republic of Colombia:
7.375%, 1/27/2017		4,500,000	4,806,000
7.375%, 9/18/2037		1,500,000	1,590,000

(Cost $6,264,799)			6,396,000
Cyprus 0.9%
Alfa MTN Issuance Ltd., Series E, 7.875%, 10/10/2009 (Cost $2,100,000)		2,100,000	2,113,713
Dominican Republic 1.0%
Dominican Republic:
Series REG S, 8.625%, 4/20/2027 (PIK)		850,000	973,250
Series REG S, 9.04%, 1/23/2018 (PIK)		1,125,766	1,290,691

(Cost $2,070,073)			2,263,941
Egypt 1.9%
Republic of Egypt, Series 364, Treasury Bill, 9.4% **, 4/3/2007 (Cost $4,258,051)	EGP	24,800,000	4,287,739
El Salvador 1.6%
Republic of El Salvador, Series REG S, 7.65%, 6/15/2035 (Cost $3,082,625)		3,100,000	3,487,500
Indonesia 2.9%
Government of Indonesia:
Series FR-23, 11.0%, 12/15/2012	IDR	21,800,000,000	2,543,174
Series FR-26, 11.0%, 10/15/2014	IDR	17,930,000,000	2,093,869
Series FR-33, 12.5%, 3/15/2013	IDR	14,200,000,000	1,764,077

(Cost $6,063,658)			6,401,120

Kazakhstan 3.3%
Kazakhstan Temir Zholy, 7.0%, 5/11/2016		3,900,000	4,073,238
Kazkommerts International BV, Series REG S, 7.875%, 4/7/2014		3,100,000	3,185,250

(Cost $7,070,701)			7,258,488
Mexico 2.4%
Mexican Bonds:
Series M-20, 8.0%, 12/7/2023	MXN	46,300,000	4,203,850
Series MI-10, 9.5%, 12/18/2014	MXN	10,400,000	1,032,278

(Cost $5,288,136)			5,236,128
Pakistan 0.5%
Republic of Pakistan, Series REG S, 7.875%, 3/31/2036 (Cost $1,042,822)		1,110,000	1,199,593
Panama 0.4%
Republic of Panama:
6.7%, 1/26/2036		700,000	710,500
7.125%, 1/29/2026		260,000	275,600

(Cost $916,240)			986,100
Peru 1.7%
Republic of Peru, 7.35%, 7/21/2025 (b) (Cost $3,532,866)		3,560,000	3,898,200
Philippines 8.0%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027		8,250,000	9,858,750
Republic of Philippines:
8.0%, 1/15/2016 (b)		2,200,000	2,461,250
8.375%, 2/15/2011		3,400,000	3,689,000
9.875%, 1/15/2019		1,300,000	1,668,875

(Cost $16,102,467)			17,677,875
Russia 1.7%
Red Arrow International Leasing, "A", 8.375%, 6/30/2012 (Cost $3,532,911)	RUB	94,442,820	3,674,748
Turkey 10.9%
Republic of Turkey:
6.875%, 3/17/2036		7,400,000	7,002,250
8.0%, 2/14/2034 (b)		10,700,000	11,489,125
15.0%, 2/10/2010	TRY	8,800,000	5,679,544
20.0%, 10/17/2007	TRY	51	36

(Cost $24,791,889)			24,170,955
Ukraine 2.8%
Government of Ukraine:
Series REG S, 6.58%, 11/21/2016		2,200,000	2,212,375
Series REG S, 7.65%, 6/11/2013		3,800,000	4,075,120

(Cost $6,047,862)			6,287,495
United States 4.2%
US Treasury Bonds:
6.125%, 11/15/2027		2,000,000	2,286,562
7.5%, 11/15/2016		5,800,000	6,981,298

(Cost $9,439,245)			9,267,860
Uruguay 1.8%
Republic of Uruguay:
7.625%, 3/21/2036		2,260,000	2,423,850
8.0%, 11/18/2022		1,483,978	1,654,636

(Cost $3,745,001)			4,078,486

Venezuela 4.5%
Republic of Venezuela:
5.75%, 2/26/2016	2,300,000	2,088,400
9.375%, 1/13/2034 (b)	5,400,000	7,020,000
10.75%, 9/19/2013	800,000	962,000

(Cost $9,799,135)	10,070,400

Total Bonds (Cost $183,544,249)	194,818,304
Loan Participations 4.7%
Russia 2.8%
Russian Standard Finance SA, Step-up Coupon, 8.875% to 12/16/2010, 10.375% to 12/16/2015	3,960,000	3,932,676
UBS (Vimpelcom), Series REG S, 8.25%, 5/23/2016	2,100,000	2,218,965

(Cost $6,152,184)	6,151,641
Ukraine 1.9%
Alfa Bank, Series 2006-02, 9.75%, 12/22/2009	2,200,000	2,243,120
Export-Import Bank of Ukraine, 7.65%, 9/7/2011	2,000,000	2,036,000

(Cost $4,202,345)	4,279,120

Total Loan Participation (Cost $10,354,529)	10,430,761
Shares	Value ($)

Securities Lending Collateral 20.2%
Daily Assets Fund Institutional, 5.34% (c) (d) (Cost $44,909,950)	44,909,950	44,909,950
Cash Equivalents 3.3%
Cash Management QP Trust, 5.31% (e) (Cost $7,234,634)	7,234,634	7,234,634
% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 246,043,362)	115.9	257,393,649
Other Assets and Liabilities, Net	(15.9)	(35,303,161)

Net Assets	100.0	222,090,488

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for the bankruptcy. The following table represents bonds that are in default:

Securities	Coupon	Maturity Date	Principal Amount	Acquisition Cost ($)	Value ($)
Republic of Argentina:	Zero Coupon	7/22/2003	750,000	EUR	287,140	305,863
7.0%	3/18/2004	130,000	EUR	48,882	54,880
8.0%	10/30/2009	511,292	EUR	194,841	207,247
8.38%	12/20/2003	3,000,000	USD	917,400	1,005,000
9.0%	5/24/2005	520,000	EUR	195,329	219,317
9.0%	5/26/2009	2,800,000	EUR	1,044,405	1,180,574
9.25%	7/20/2004	3,000,000	EUR	1,131,461	1,250,042
9.75%	11/26/2003	850,000	EUR	322,360	343,322
10.0%	12/7/2004	2,000,000	EUR	757,289	805,731
11.0%	10/09/2006	500,000	USD	156,300	148,750
12.25%	6/19/2018	2,292,300	USD	748,436	773,651

$5,046,554	$6,294,377

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2007 amounted to $43,196,195 which is 19.5% of net assets.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GDP: Gross Domestic Product
MTN: Medium Term Note
PIK: Denotes that all or a portion of the income is paid in kind.

As of January 31, 2007, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
MXN	46,600,000	USD	4,262,637	4/26/2007	46,952
USD	3,444,110	MXN	38,200,000	4/26/2007	11,666
USD	2,010,645	UAH	10,200,000	3/1/2007	7,037
Total unrealized appreciation					65,655

Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
BRL	6,770,000	USD	3,124,856	4/26/2007	(23,566)
EUR	3,435,000	USD	4,469,622	4/26/2007	(23,907)
IDR	27,100,000,000	USD	2,964,989	4/26/2007	(13,033)
USD	4,320,925	KZT	532,770,000	4/26/2007	(80,718)
TRY	8,280,000	USD	5,658,830	4/26/2007	(53,603)
Total unrealized depreciation					(194,827)

Currency Abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
EGP	Egyptian Pound
EUR	Euro Currency
IDR	Indonesian Rupiah
KZT	Kazakhstan Tenge
MXN	Mexican Peso
RUB	Russian Ruble
TRY	New Turkish Lira
UAH	Ukraine Hryvnia
USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007